Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Schedule of information about investments

	2023			2022
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortised cost
Time deposits	$314,495	$100,000	$414,495	$432,750	$65,000	$497,750
Bonds	293,311	160,132	453,443	286,203	137,907	424,110
	607,806	260,132	867,938	718,953	202,907	921,860
Allowance for expected credit losses	(1,060)	(1,198)	(2,258)	(2,104)	(851)	(2,955)
	606,746	258,934	865,680	716,849	202,056	918,905
Investment at fair value through profit or loss
Investment funds	102,063	—	102,063	95,474	—	95,474
	$708,809	$258,934	$967,743	$812,323	$202,056	$1,014,379